T. ROWE PRICE Equity Income Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.8%
COMMUNICATION SERVICES  3.6%
Diversified Telecommunication Services  0.4%
AT&T  927,147 20,397
Verizon Communications  1,316,199 59,111
79,508
Entertainment  1.0%
Walt Disney  1,925,520 185,216
185,216
Media  2.2%
Comcast, Class A  2,716,358 113,462
News, Class A  10,371,224 276,186
News, Class B  463,574 12,957
402,605
Total Communication Services 667,329
CONSUMER DISCRETIONARY  2.3%
Broadline Retail  0.3%
Kohl's  2,702,535 57,023
57,023
Hotels, Restaurants & Leisure  1.1%
Las Vegas Sands  4,014,349 202,082
202,082
Leisure Products  0.5%
Mattel (1) 4,617,318 87,960
87,960
Specialty Retail  0.4%
Home Depot  50,000 20,260
TJX  512,890 60,285
80,545
Total Consumer Discretionary 427,610
CONSUMER STAPLES  9.0%
Consumer Staples Distribution & Retail  1.5%
Dollar General  641,386 54,242
Walmart  2,692,672 217,433
271,675
Food Products  1.8%
Conagra Brands  4,704,026 152,975
Mondelez International, Class A  275,075 20,265

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Tyson Foods, Class A  2,623,629 156,263
329,503
Household Products  2.3%
Colgate-Palmolive  1,257,566 130,548
Kimberly-Clark  2,081,149 296,106
426,654
Personal Care Products  1.7%
Kenvue  13,187,187 305,020
305,020
Tobacco  1.7%
Philip Morris International  2,579,244 313,120
313,120
Total Consumer Staples 1,645,972
ENERGY  8.6%
Energy Equipment & Services  0.5%
Baker Hughes  1,425,000 51,514
Schlumberger  745,000 31,252
82,766
Oil, Gas & Consumable Fuels  8.1%
Chesapeake Energy  369,872 30,422
Chevron  216,992 31,956
ConocoPhillips  605,000 63,694
Enbridge  1,839,499 74,702
EOG Resources  838,378 103,062
EQT  2,885,005 105,707
Exxon Mobil  2,490,405 291,925
Hess  290,966 39,513
Marathon Oil  2,796,236 74,464
Suncor Energy  3,462,674 127,842
TC Energy  1,834,568 87,234
TotalEnergies (EUR)  4,585,000 297,729
TotalEnergies, ADR  784,130 50,670
Williams  2,199,508 100,408
1,479,328
Total Energy 1,562,094
FINANCIALS  21.5%
Banks  8.4%
Bank of America  2,685,000 106,541
Citigroup  3,850,000 241,010
Fifth Third Bancorp  3,780,000 161,935

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Huntington Bancshares  14,840,000 218,148
JPMorgan Chase  1,188,524 250,612
U.S. Bancorp  3,880,512 177,456
Wells Fargo  6,376,602 360,214
1,515,916
Capital Markets  1.9%
Bank of New York Mellon  325,000 23,355
Charles Schwab  4,100,000 265,721
Morgan Stanley  547,411 57,062
346,138
Financial Services  2.8%
Apollo Global Management  394,531 49,281
Equitable Holdings  5,957,413 250,390
Fiserv (1) 1,119,481 201,115
500,786
Insurance  8.4%
American International Group  4,546,966 332,974
Chubb  1,285,000 370,581
Hartford Financial Services Group  2,180,000 256,390
Loews  2,327,731 184,007
MetLife  4,570,000 376,934
1,520,886
Total Financials 3,883,726
HEALTH CARE  16.7%
Biotechnology  0.5%
AbbVie  216,992 42,852
Biogen (1) 256,445 49,709
92,561
Health Care Equipment & Supplies  4.4%
Becton Dickinson & Company  1,292,088 311,522
GE HealthCare Technologies  505,000 47,394
Medtronic  1,969,728 177,335
Zimmer Biomet Holdings  2,441,158 263,523
799,774
Health Care Providers & Services  6.4%
Cardinal Health  235,778 26,058
Centene (1) 360,009 27,102
Cigna Group  586,864 203,313
CVS Health  3,130,000 196,814
Elevance Health  783,000 407,160
Humana  93,329 29,561

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  469,000 274,215
1,164,223
Life Sciences Tools & Services  0.4%
Thermo Fisher Scientific  105,000 64,950
64,950
Pharmaceuticals  5.0%
AstraZeneca, ADR  1,987,448 154,842
Bristol-Myers Squibb  2,012,106 104,107
Johnson & Johnson  1,301,951 210,994
Merck  567,138 64,404
Pfizer  2,919,527 84,491
Sanofi (EUR)  1,006,053 115,836
Sanofi, ADR  660,839 38,084
Viatris  11,066,585 128,483
901,241
Total Health Care 3,022,749
INDUSTRIALS & BUSINESS SERVICES  12.8%
Aerospace & Defense  4.7%
Boeing (1) 1,060,301 161,208
General Electric  1,962,790 370,143
L3Harris Technologies  1,381,832 328,696
860,047
Air Freight & Logistics  1.0%
United Parcel Service, Class B  1,366,062 186,249
186,249
Commercial Services & Supplies  0.3%
Stericycle (1) 902,489 55,052
55,052
Electrical Equipment  0.7%
GE Vernova (1) 390,000 99,442
Rockwell Automation  118,359 31,775
131,217
Ground Transportation  1.2%
CSX  2,490,000 85,980
Norfolk Southern  405,000 100,642
Union Pacific  100,000 24,648
211,270
Industrial Conglomerates  1.9%
3M  456,820 62,447
Honeywell International  256,445 53,010

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Siemens (EUR)  1,178,890 238,499
353,956
Machinery  2.2%
Cummins  353,667 114,514
Stanley Black & Decker  2,667,238 293,743
408,257
Passenger Airlines  0.8%
Southwest Airlines  5,103,610 151,220
151,220
Total Industrials & Business Services 2,357,268
INFORMATION TECHNOLOGY  9.2%
Communications Equipment  0.3%
Cisco Systems  1,025,780 54,592
54,592
Electronic Equipment, Instruments & Components  1.1%
TE Connectivity  1,305,000 197,042
197,042
IT Services  0.8%
Accenture, Class A  409,326 144,688
144,688
Semiconductors & Semiconductor Equipment  4.5%
Advanced Micro Devices (1) 172,607 28,321
Applied Materials  960,000 193,968
Intel  2,653,219 62,245
QUALCOMM  2,086,081 354,738
Texas Instruments  844,871 174,525
813,797
Software  1.7%
Microsoft  612,000 263,343
Salesforce  145,000 39,688
303,031
Technology Hardware, Storage & Peripherals  0.8%
Samsung Electronics (KRW)  3,049,833 142,546
142,546
Total Information Technology 1,655,696
MATERIALS  3.2%
Chemicals  1.7%
CF Industries Holdings  3,649,408 313,119
313,119

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging  1.5%
International Paper  5,562,882 271,747
271,747
Total Materials 584,866
REAL ESTATE  4.4%
Industrial Real Estate Investment Trusts  0.5%
Rexford Industrial Realty, REIT  1,950,066 98,108
98,108
Office Real Estate Investment Trusts  0.1%
Vornado Realty Trust, REIT  280,018 11,033
11,033
Residential Real Estate Investment Trusts  1.5%
Equity Residential, REIT  3,545,000 263,961
263,961
Specialized Real Estate Investment Trusts  2.3%
Rayonier, REIT  4,137,640 133,149
Weyerhaeuser, REIT  8,225,964 278,531
411,680
Total Real Estate 784,782
UTILITIES  6.4%
Electric Utilities  3.1%
NextEra Energy  1,455,000 122,991
PG&E  1,444,140 28,551
Southern  4,482,854 404,264
555,806
Gas Utilities  0.1%
Atmos Energy  138,291 19,182
19,182
Multi-Utilities  3.2%
Ameren  2,130,000 186,290
Dominion Energy  3,511,323 202,919
NiSource  1,331,541 46,138
Sempra  1,671,824 139,815
575,162
Total Utilities 1,150,150
Total Miscellaneous Common Stocks  0.1%  (2) 14,604
Total Common Stocks (Cost $11,653,329) 17,756,846

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  694,050 32,433
Total Utilities 32,433
Total Convertible Preferred Stocks (Cost $33,835) 32,433
PREFERRED STOCKS  0.9%
CONSUMER DISCRETIONARY  0.9%
Automobiles  0.9%
Dr. Ing. h.c. F. Porsche (EUR)  1,041,353 83,219
Volkswagen (EUR)  680,565 72,284
Total Consumer Discretionary 155,503
Total Preferred Stocks (Cost $186,269) 155,503
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 183,963,013 183,963
Total Short-Term Investments (Cost $183,963) 183,963
Total Investments in Securities  99.9%
(Cost $12,057,396) $ 18,128,745
Other Assets Less Liabilities 0.1% 24,682
Net Assets 100.0% $ 18,153,427
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 6,194++
Totals $ —# $ — $ 6,194+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 143,611  ¤  ¤ $ 183,963
Total $ 183,963^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,194 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $183,963.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Equity Income Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F71-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,962,236 $ 794,610 $ — $ 17,756,846
Convertible Preferred Stocks — 32,433 — 32,433
Preferred Stocks — 155,503 — 155,503
Short-Term Investments 183,963 — — 183,963
Total $ 17,146,199 $ 982,546 $ — $ 18,128,745